1
Gabelli Growth Innovators ETF
Schedule of Investments — September 30, 2021 (Unaudited)
Shares Market Value
COMMON STOCKS – 100 .0%
Automotive: Parts and Accessories – 2 .3%
587 Aptiv plc † ....................... $ 87,445
Computer Software and Services – 22 .4%
102 Adobe Inc. † ...................... 58,724
813 Anaplan Inc. † ..................... 49,504
1,122 Cloudflare Inc. , Cl. A † ............... 126,393
512 Crowdstrike Holdings Inc. , Cl. A † ....... 125,839
1,175 Marqeta, Inc. , Cl. A † ................ 25,991
229 ServiceNow Inc. † .................. 142,500
389 Snowflake Inc. , Cl. A † ............... 117,645
163 Workday Inc. , Cl. A † ................ 40,732
2,211 ZoomInfo Technologies Inc. , Cl. A † ...... 135,291
111 Zscaler, Inc. † ..................... 29,106
851,725
Consumer Discretionary – 3 .6%
643 Activision Blizzard Inc. ............... 49,762
277 Sea Ltd. , ADR † .................... 88,288
138,050
Consumer Services – 9 .2%
107 Amazon.com Inc. † ................. 351,499
Diversified Industrial – 1 .6%
724 Trimble Inc. † ..................... 59,549
Entertainment – 4 .6%
191 Netflix Inc. † ...................... 116,575
333 The Walt Disney Co. † ............... 56,334
172,909
Equipment and Supplies – 2 .2%
270 Danaher Corp. .................... 82,199
Financial Services – 9 .4%
424 PayPal Holdings Inc. † ............... 110,329
370 Square Inc. , Cl. A † ................. 88,741
708 Visa Inc. , Cl. A .................... 157,707
356,777
Health Care – 8 .8%
778 Edwards Lifesciences Corp. † .......... 88,078
318 Exact Sciences Corp. † ............... 30,353
272 Guardant Health Inc. † ............... 34,003
107 Intuitive Surgical Inc. † ............... 106,374
615 Medtronic plc ..................... 77,090
335,898
Semiconductors – 18 .2%
525 Analog Devices Inc. ................. 87,927
642 Applied Materials Inc. ............... 82,645
Shares Market Value
144 ASML Holding NV .................. $ 107,296
1,567 Lattice Semiconductor Corp. † ......... 101,306
882 Marvell Technology, Inc. ............. 53,193
941 NVIDIA Corp. ..................... 194,938
336 NXP Semiconductors NV ............. 65,812
693,117
Technology Services – 16 .6%
104 Alphabet Inc. , Cl. C † ................ 277,193
528 Facebook Inc. , Cl. A † ................ 179,198
622 Microsoft Corp. ................... 175,354
631,745
Transportation – 1 .1%
904 Uber Technologies Inc. † ............. 40,499
TOTAL INVESTMENTS — 100.0%
(cost $ 3,438,956 ) ................. $ 3,801,412
† Non-income producing security.
ADR    American Depositary Receipt